Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Changes in operating assets and liabilities:
Accounts payable	$ (153,984)	$ 7,904	$ 622,471	$ (63,663)
Accrued expenses	530,221	13,440	745,424	4,253
Net cash provided by (used in) operating activities	(377,469)	(206,255)	(1,064,892)	(1,095,986)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	(258,971)		180,611,926
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	333,000	150,000	(179,156,897)	116
One Energy Enterprises Inc [Member]
Changes in operating assets and liabilities:
Other current assets	624,115	458,648	2,077,335	227,289
Other long-term assets	0	229,947	0	(175,591)
Accounts payable	1,900,251	1,559,905	391,069	1,820,204
Accrued expenses	(213,819)	1,083,269	634,706	2,189,120
Net cash provided by (used in) operating activities	(3,762,005)	(730,315)	(9,209,643)	(2,855,097)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property, plant, and equipment	6,400	0	15,250	0
Net cash provided by (used in) investing activities	(180,040)	(198,212)	(7,318,908)	(6,090,912)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of financing costs for de-SPAC transaction	586,909	0
Net cash provided by (used in) financing activities	3,240,060	854,163	17,249,928	$ 8,979,408
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Non-cash financing activities	$ 1,385,919	$ 0
As Previously Reported [Member] | One Energy Enterprises Inc [Member]
Changes in operating assets and liabilities:
Other current assets			(2,077,335)
Other long-term assets			0
Accounts payable			391,069
Accrued expenses			634,706
Net cash provided by (used in) operating activities			(9,209,644)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property, plant, and equipment			15,250
Net cash provided by (used in) investing activities			(7,318,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of financing costs for de-SPAC transaction			0
Net cash provided by (used in) financing activities			17,249,889
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Non-cash financing activities			0
Adjustment [Member] | One Energy Enterprises Inc [Member]
Changes in operating assets and liabilities:
Other current assets			1,977,424
Other long-term assets			(1,000,000)
Accounts payable			(603,776)
Accrued expenses			(470,000)
Net cash provided by (used in) operating activities			(96,352)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property, plant, and equipment			1,000,000
Net cash provided by (used in) investing activities			1,000,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of financing costs for de-SPAC transaction			(903,648)
Net cash provided by (used in) financing activities			(903,648)
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Non-cash financing activities			1,073,776
As Corrected [Member] | One Energy Enterprises Inc [Member]
Changes in operating assets and liabilities:
Other current assets			(99,911)
Other long-term assets			(1,000,000)
Accounts payable			(212,707)
Accrued expenses			164,706
Net cash provided by (used in) operating activities			(9,305,996)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of property, plant, and equipment			1,015,250
Net cash provided by (used in) investing activities			(6,318,908)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of financing costs for de-SPAC transaction			(903,648)
Net cash provided by (used in) financing activities			16,346,241
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Non-cash financing activities			$ 1,073,776